Loans - Summary of Undrawn Credit Facilities and Other Off Balance Sheet Exposures (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021
Disclosure of internal credit grades [line items]
Credit exposure	$ 412,570		$ 381,042
ECL allowance	132	$ 120		$ 138
Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	353,342		329,365
Retail [member]
Disclosure of internal credit grades [line items]
ECL allowance	76		63
Retail [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	176,710		155,520
Retail [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	176,634		155,457
Retail [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	148,208		130,224
Retail [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	11,166		12,927
Retail [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	13,886		9,748
Retail [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,222		1,636
Retail [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	778		568
Retail [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		34
Retail [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	415		383
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	56		58
Business and government [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	176,764		173,966
Business and government [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	176,708		173,908
Business and government [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	111,279		112,401
Business and government [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	64,257		60,366
Business and government [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	615		753
Business and government [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	90		91
Business and government [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	523		355
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	74	71		83
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	346,565		323,028
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	36		34
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	172,893		152,205
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	172,857		152,171
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	148,200		130,212
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	11,060		12,868
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	11,718		7,937
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,327		740
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	182		73
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	406		375
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	38		37
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	173,746		170,894
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	173,708		170,857
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	110,812		111,877
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	62,403		58,652
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	28		19
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	503		346
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	58	48		$ 55
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,652		6,212
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	40		29
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,782		3,281
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,742		3,252
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	8		12
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	106		59
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,168		1,811
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	895		896
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	596		495
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	9		8
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	18		21
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,928		2,981
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,910		2,960
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	467		524
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,854		1,714
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	587		734
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	20		9
Stage 3 [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	125		125
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		34
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		34
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	35		34
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	90		91
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	90		91
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	$ 90		$ 91
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance		$ 1